Investments in affiliates - Wholly Owned Subsidiaries (Details) $ in Millions	1 Months Ended	6 Months Ended
	Aug. 31, 2015 USD ($)	Jun. 30, 2018 USD ($) item
Gemini
Schedule of Equity Method Investments
Ownership (as a percent)	49.00%	49.00%
Gemini
Schedule of Equity Method Investments
Capital lease obligations assumed | $	$ 35.4
Borrowings under a secured loan facility | $	19.0
Proceeds from equity contributions | $	$ 47.4
Net assets | $		$ 12.6
Gemini | Suez Canal
Schedule of Equity Method Investments
TEU | item		5,610
Gemini | Genoa
Schedule of Equity Method Investments
TEU | item		5,544
Gemini | Lodestar (ex NYK Lodestar)
Schedule of Equity Method Investments
TEU | item		6,422
Gemini | NYK Leo
Schedule of Equity Method Investments
TEU | item		6,422
Gemini | Entities that leases Suez Canal and Genoa and owns NYK Lodestar
Schedule of Equity Method Investments
Acquired interest	100.00%
Virage | Gemini
Schedule of Equity Method Investments
Ownership (as a percent)	51.00%